Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill	Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2020		$645,140
Additions	13	80,649
Effect of change in exchange rates		(31)
Balance as of June 30, 2021		$725,758
Additions	13	9,361
Effect of change in exchange rates		(2,453)
Balance as of June 30, 2022		$732,666

Schedule of intangible assets	The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	5 - 12 years
Customer relationships	3 - 10 years
Acquired developed technology	4 - 6 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$27,795	$214,744	$128,502	$371,041
Additions	1,800	23,005	1,849	26,654
Disposals	(220)	(6,900)	(310)	(7,430)
Closing cost balance	29,375	230,849	130,041	390,265

Opening accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Amortization charge	(1,124)	(21,691)	(8,939)	(31,754)
Disposals	220	6,900	310	7,430
Closing accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Net book balance	$5,266	$68,912	$50,412	$124,590

As of June 30, 2022
Opening cost balance	$29,375	$230,849	$130,041	$390,265
Additions	4,018	3,769	861	8,648
Disposals	—	—	(1,400)	(1,400)
Closing cost balance	33,393	234,618	129,502	397,513

Opening accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Amortization charge	(1,305)	(22,441)	(8,652)	(32,398)
Disposals	—	—	1,400	1,400
Closing accumulated amortization	(25,414)	(184,378)	(86,881)	(296,673)
Net book balance	$7,979	$50,240	$42,621	$100,840